SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	3 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2015	Jun. 30, 2016	Sep. 30, 2015	Apr. 08, 2015
Ownership percentage				30.00%
Useful life	15 years	15 years
Minimum [Member]
Ownership percentage			20.00%
Maximum [Member]
Ownership percentage			50.00%
Computer software and electronic equipment [Member]
Useful life			3 years
Tools and equipment [Member]
Useful life			5 years
Furniture and fixtures [Member]
Useful life			14 years